Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2024
Intangible Assets [Abstract]
Schedule of the Black-Scholes Option Pricing Model

The following assumptions were used in the Black-Scholes option pricing model:

Initial recognition
Risk-free interest rate	5.12-5.44%
Expected life	0.5-1 years
Expected dividend rate	0.00%
Expected volatility	100%

Schedule of Intangible Assets

The cost of License #2 IPR&D asset is $2,023,097, which is the fair value of the consideration paid on initial recognition.

	License #1	License #2 (IPR&D asset)	Total
Cost
Balance, December 31, 2023	$-	-	-
Additions	861,452	2,023,097	2,884,549
Balance, September 30, 2024	$861,452	2,023,097	2,884,549

Accumulated amortization
Balance, December 31, 2023	$-	-	-
Additions	61,019	-	61,019
Balance, September 30, 2024	$61,019	-	61,019

Net Book value – September 30, 2024	$800,433	2,023,097	2,823,530